Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Variable Insurance Funds
Entity Central Index Key	0000857490
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000012156 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Index Portfolio
Class Name	Equity Index Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Equity Index Portfolio (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Equity Index Portfolio	$7	0.14%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[1]
Net Assets	$ 10,543,000,000
Holdings Count | Holding	506
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$10,543
Number of Portfolio Holdings	506
Portfolio Turnover Rate	2%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
Communication Services	9.3%
Consumer Discretionary	9.9%
Consumer Staples	5.7%
Energy	3.6%
Financials	12.4%
Health Care	11.7%
Industrials	8.1%
Information Technology	32.3%
Materials	2.2%
Real Estate	2.1%
Utilities	2.3%
Other Assets and Liabilities—Net	0.4%

C000102906 [Member]
Shareholder Report [Line Items]
Fund Name	Moderate Allocation Portfolio
Class Name	Moderate Allocation Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Moderate Allocation Portfolio (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Moderate Allocation Portfolio	$7	0.13%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[2]
Net Assets	$ 663,000,000
Holdings Count | Holding	6
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$663
Number of Portfolio Holdings	6
Portfolio Turnover Rate	5%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
Vanguard Variable Insurance Funds—Equity Index Portfolio	31.6%
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	27.9%
Vanguard Total International Stock Index Fund Admiral Shares	24.1%
Vanguard Total International Bond Index Fund Admiral Shares	12.0%
Vanguard Extended Market Index Fund Admiral Shares	4.5%
Other Assets and Liabilities—Net	(0.1%)

C000012152 [Member]
Shareholder Report [Line Items]
Fund Name	Total Stock Market Index Portfolio
Class Name	Total Stock Market Index Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Total Stock Market Index Portfolio (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Total Stock Market Index Portfolio	$7	0.13%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[3]
Net Assets	$ 5,008,000,000
Holdings Count | Holding	3
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$5,008
Number of Portfolio Holdings	3
Portfolio Turnover Rate	3%

Largest Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
Vanguard Variable Insurance Funds—Equity Index Portfolio	87.4%
Vanguard Extended Market Index Fund Admiral Shares	12.5%
Other Assets and Liabilities—Net	0.1%

C000102905 [Member]
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Portfolio
Class Name	Conservative Allocation Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Conservative Allocation Portfolio (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Conservative Allocation Portfolio	$7	0.13%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[4]
Net Assets	$ 462,000,000
Holdings Count | Holding	6
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$462
Number of Portfolio Holdings	6
Portfolio Turnover Rate	5%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	41.9%
Vanguard Variable Insurance Funds—Equity Index Portfolio	21.0%
Vanguard Total International Bond Index Fund Admiral Shares	18.0%
Vanguard Total International Stock Index Fund Admiral Shares	16.0%
Vanguard Extended Market Index Fund Admiral Shares	3.1%
Other Assets and Liabilities—Net	0.0%

C000192543 [Member]
Shareholder Report [Line Items]
Fund Name	Total International Stock Market Index Portfolio
Class Name	Total International Stock Market Index Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Total International Stock Market Index Portfolio (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Total International Stock Market Index Portfolio	$5	0.10%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[5]
Net Assets	$ 1,550,000,000
Holdings Count | Holding	8
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$1,550
Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
Vanguard Developed Markets Index Fund Admiral Shares	28.0%
Vanguard FTSE All-World ex-US Index Fund Admiral Shares	28.0%
Vanguard Emerging Markets Stock Index Fund Admiral Shares	18.5%
Vanguard European Stock Index Fund Admiral Shares	12.3%
Vanguard Pacific Stock Index Fund Admiral Shares	8.1%
Vanguard FTSE All-World ex-US Small-Cap Index Fund Admiral Shares	3.2%
Vanguard FTSE Canada All Cap Index ETF	1.9%
Other Assets and Liabilities—Net	0.0%

C000012148 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Index Portfolio
Class Name	Real Estate Index Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Real Estate Index Portfolio (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Real Estate Index Portfolio	$13	0.26%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[6]
Net Assets	$ 1,054,000,000
Holdings Count | Holding	156
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$1,054
Number of Portfolio Holdings	156
Portfolio Turnover Rate	4%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
Data Center REITs	8.0%
Health Care REITs	10.7%
Industrial REITs	11.5%
Multi-Family Residential REITs	9.1%
Office REITs	3.1%
Other Specialized REITs	6.6%
Real Estate Services	6.4%
Retail REITs	13.2%
Self-Storage REITs	6.9%
Single-Family Residential REITs	4.6%
Telecom Tower REITs	11.6%
Other Assets and Liabilities—Net	8.3%

C000012160 [Member]
Shareholder Report [Line Items]
Fund Name	Mid-Cap Index Portfolio
Class Name	Mid-Cap Index Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid-Cap Index Portfolio (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Mid Cap Index Portfolio	$9	0.17%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[7]
Net Assets	$ 2,603,000,000
Holdings Count | Holding	320
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$2,603
Number of Portfolio Holdings	320
Portfolio Turnover Rate	11%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
Basic Materials	3.4%
Consumer Discretionary	12.3%
Consumer Staples	5.4%
Energy	5.1%
Financials	12.6%
Health Care	9.3%
Industrials	20.7%
Real Estate	7.5%
Technology	14.4%
Telecommunications	0.8%
Utilities	8.1%
Other Assets and Liabilities—Net	0.4%

C000192542 [Member]
Shareholder Report [Line Items]
Fund Name	Global Bond Index Portfolio
Class Name	Global Bond Index Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Bond Index Portfolio (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Global Bond Index Portfolio	$6	0.13%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.13%	[8]
Net Assets	$ 469,000,000
Holdings Count | Holding	3
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$469
Number of Portfolio Holdings	3
Portfolio Turnover Rate	4%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	70.0%
Vanguard Total International Bond Index Fund Admiral Shares	30.0%
Other Assets and Liabilities—Net	0.0%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.